VP Balanced Portfolio (Prospectus Summary): | VP Balanced Portfolio
MainStay VP Balanced Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Principal Investment Strategy Change

The last paragraph of the Equity Investment Process section of the Prospectus is changed to read as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.